Label	Element	Value
Share-based long-term incentive plan(LTIP) [Member]
Vesting Period For Performance Share Units	pags_VestingPeriodForPerformanceShareUnits	758,024
Vesting Period For Performance Share Units	pags_VestingPeriodForPerformanceShareUnits	1,288,114
Vesting Period For Performance Share Units	pags_VestingPeriodForPerformanceShareUnits	637,728
United States of America, Dollars
Disclosure of borrowings [text block]	ifrs-full_DisclosureOfBorrowingsExplanatory	Borrowings
In November 2021, the PagSeguro Group entered into a US$180 million borrowing agreement with maturity one year from the execution date and payment in a single installment at the due date. At that moment the agreement was signed, the foreign exchange rate was R$5.6227 per US dollar amounting in R$1,012,086. The Company entered into derivative financial instruments (“Swaps”), with the specific objective of protecting borrowing from fluctuations arising from the exchange rate variation. In November 2022, the PagSeguro Group liquidated its borrowing in the total amount of R$1,143,026 considering principal, interests, taxes and the total settlement of the financial instruments.
In February 2022, the Group entered into a R$250 million borrowing agreement with maturity in three months from the execution date, the interest rate was 112% of CDI and the payment occurred in a single installment as the due date. In May 2022, the borrowing agreement was re-signed with new maturity for an additional three months and was settled in August 2022 in the principal amount of R$250 million and the interests of R$7,015 were paid in May 2022 and R$8,322 in August 2022.
In March 2023, the PagSeguro Group entered into a US$38.4 million borrowing agreement with maturity one year from the execution date and payment in two half-year installments. On the date the agreement was signed, the foreign exchange rate was R$5.2149 per US dollar amounting to R$200,000. The Company entered into derivative financial instruments (“Swaps”), with the specific objective of protecting the borrowing from fluctuations arising from exchange rate variation. The final remuneration, considering all the costs of the operation, is equivalent to 111.0% of the CDI. The Company has R$16,671 of interest accumulated and the first installment of R$6,340 was liquidated in September 2023.
In April 2023, the Group entered into a R$100 million borrowing agreement with maturity three month from the execution date, the payment will be in a single installment at the due date and the interest rate was 107.5% of the CDI. In July 2023, the PagSeguro Group liquidated this borrowing in the total amount of R$103,273 considering principal, interests and taxes.
In December 2023 the Company recorded the effects of the swap derivatives in the liabilities on the amount of R$17,631, basically represented by the different foreign exchange rates at the time of entering into the borrowing agreement and December 2023 plus interest. More details of financial instruments in note 27.
The table below demonstrates the changes in the borrowings:

December 31, 2023

On December 31, 2021	1,005,787
Additions	250,000
Interest	175,338
Payment	(1,270,075)
Financial Instruments	(161,050)
On December 31, 2022	—
Additions	300,000
Interest	16,671
Payment	(109,613)
Financial Instruments	(17,631)
On December 31, 2023	189,427

Machinery [member]
provision of POS device	pags_ProvisionOfPOSDevice	R$ (246,771,000)
provision of POS device	pags_ProvisionOfPOSDevice	(199,868,000)
Gross carrying amount [member] | Machinery [member]
provision of POS device	pags_ProvisionOfPOSDevice	(536,006,000)
provision of POS device	pags_ProvisionOfPOSDevice	(387,261,000)
Accumulated depreciation and amortisation [member] | Machinery [member]
provision of POS device	pags_ProvisionOfPOSDevice	(187,392,000)
provision of POS device	pags_ProvisionOfPOSDevice	R$ (289,235,000)
Other Acquisitions [Member] | Forecast [Member]
Disclosure of intangible assets [text block]	ifrs-full_DisclosureOfIntangibleAssetsExplanatory	Intangible assets
a)Intangible assets are composed as follows:

	December 31, 2023
	Cost	Accumulated amortization	Net

Expenditures related to software and technology(i)	3,887,300	(1,756,871)	2,130,429
Software licenses	335,561	(152,123)	183,438
Goodwill	227,066	—	227,066
Other	70,569	(40,433)	30,136
	4,520,496	(1,949,427)	2,571,069

	December 31, 2022
	Cost	Accumulated amortization	Net

Expenditures related to software and technology(i)	2,904,505	(1,155,187)	1,749,318
Software licenses	257,096	(97,698)	159,398
Goodwill	209,908	—	209,908
Other	67,768	(27,619)	40,149
	3,439,277	(1,280,504)	2,158,773

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.
b)The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

On December 31, 2021
Cost	2,016,541	196,854	209,908	67,768	2,491,071
Accumulated amortization	(772,804)	(53,129)	—	(14,962)	(840,895)
Net book value	1,243,737	143,725	209,908	52,806	1,650,176

On December 31, 2022
Cost	887,964	60,242	—	—	948,206
Additions(i)	979,734	60,603	—	—	1,040,337
Disposals	(91,770)	(361)	—	—	(92,131)
Amortization	(382,383)	(44,569)	—	(12,657)	(439,609)
Amortization	(430,358)	(44,903)	—	(12,657)	(487,918)
Disposals	47,975	334	—	—	48,309
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

On December 31, 2022
Cost	2,904,505	257,096	209,908	67,768	3,439,277
Accumulated amortization	(1,155,187)	(97,698)	—	(27,619)	(1,280,504)
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

On December 31, 2023
Cost	982,795	78,465	17,158	2,801	1,081,219
Additions(i)	983,017	78,465	17,158	2,801	1,081,441
Disposals	(222)	—	—	—	(222)
Amortization	(601,684)	(54,425)	—	(12,814)	(668,923)
Amortization	(601,777)	(54,425)	—	(12,814)	(669,016)
Disposals	93	—	—	—	93
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

On December 31, 2023
Cost	3,887,300	335,561	227,066	70,569	4,520,496
Accumulated amortization	(1,756,871)	(152,123)	—	(40,433)	(1,949,427)
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

(i)    Refers to several and diverse expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account. Goodwill recorded in business combinations in 2023 are related to Netpos acquisition.